Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2025
The Group’s Business Reorganization and General Information [Abstract]
Schedule of Significant Non-Cash Transactions Related to Investing and Financing Activities

Significant non-cash transactions related to investing and financing activities are as follows:

	06/30/2025	06/30/2024	06/30/2023
Investment activities
Net assets acquisition by business combination (Note 6)	43,053,702	1,297,882	152,070,313
Investment in-kind in other related parties (Note 17)	-	2,409,244	1,163,384
Issuance of shares	457,504	267,600	759,236
Own shares held	22,327	(437,154)	-
Exchange of intangible assets (Note 8.6)	6,427,436	-	-
Capitalization of interest on buildings in progress	336,416	124,098	74,710
Right-of-use leased asset additions through an increase in lease liabilities (Note 16)	9,569,819	2,585,223	3,154,950
Reclassification from Investment properties to property, plant and equipment	-	-	3,589,749
Sale of equity investee (Note 13)	-	(900,000)	(133,079)
	59,867,204	5,346,893	160,679,263
Financing activities
Capitalization of convertible notes	-	-	12,211,638
Assignment of receivables with shareholders and other related parties	(7,886,442)	-	-
Compensation payment financed by acquisition of intangible assets	(1,781,507)	-	-
Acquisition of interest in subsidiaries by financed debts	-	6,417,912	81,965,022
	(9,667,949)	6,417,912	94,176,660

Schedule of Changes in Liabilities Arising from Financing Activities

Disclosure of changes in liabilities arising from financing activities:

Financing activities	Borrowings	Consideration for acquisition	Convertible notes	Total
As of June 30 2022	211,426,056	12,326,110	12,559,071	236,311,237
Proceeds	200,185,822	-	55,000,000	255,185,822
Payments	(35,308,664)	(3,148,617)	-	(38,457,281)
Conversion of Convertible Notes	-	-	(9,109,516)	(9,109,516)
Interest payment	(20,465,271)	-	(5,173,742)	(25,639,013)
Exchange differences, currency translation differences and other financial results	(23,391,636)	(4,617,570)	21,937,333	(6,071,873)
As of June 30 2023	332,446,307	4,559,923	75,213,146	412,219,376
Proceeds	187,994,310	-	-	187,994,310
Payments	(142,866,725)	(2,912,171)	-	(145,778,896)
Financing for assets acquisitions	743,279	1,119,975	-	1,863,254
Interest payment	(32,631,369)	-	(4,172,328)	(36,803,697)
Exchange differences, currency translation differences and other financial results	16,073,254	3,809,240	9,768,868	29,651,362
As of June 30 2024	361,759,056	6,576,967	80,809,686	449,145,709
Proceeds	403,333,190	-	-	403,333,190
Payments	(376,998,320)	(2,035,388)	(1,000,000)	(380,033,708)
Prepayment Premium Fee	-	-	4,870,021	4,870,021
Non-cash activities	(7,886,442)	(1,781,507)	-	(9,667,949)
Interest payment	(21,772,862)	-	(6,315,826)	(28,088,688)
Exchange differences, currency translation differences and other financial results	26,645,537	138,825	23,906,564	50,690,926
Acquisition from business combination	1,348,173	-	18,260,456	19,608,629
Decrease because of loss of control	(157,926,152)	(2,898,897)	(102,270,445)	(263,095,494)
As of June 30 2025	228,502,180	-	18,260,456	246,762,636